Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities [Text Block Table]

Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities

in € m.	Dec 31, 2019
Future cash outflows not reflected in lease liabilities:
Not later than one year	17
Later than one year and not later than five years	816
Later than five years	4,797
Future cash outflows not reflected in lease liabilities	5,629

Net Carrying Value for each Class of Leasing Assets [text block table]	Net Carrying Value of Leasing Assets Held under finance leases
in € m.	Dec 31, 2019	Dec 31, 2018
Land and buildings	N/A	28
Furniture and equipment	N/A	0
Other	N/A	0
Net carrying value	N/A	28

Future Minimum Lease Payments (Finance Leases) [text block table]

Future Minimum Lease Payments Required under the Group’s Finance Leases

in € m.	Dec 31, 2019	Dec 31, 2018
Future minimum lease payments:
Not later than one year	N/A	19
Later than one year and not later than five years	N/A	34
Later than five years	N/A	65
Total future minimum lease payments	N/A	118
Less: Future interest charges	N/A	91
Present value of finance lease commitments	N/A	27
Future minimum lease payments to be received	N/A	5
Contingent rent recognized in the income statement¹	N/A	0

[1]The contingent rent is based on market interest rates, such as three months EURIBOR; below a certain rate the Group receives a rebate.

Future Minimum Lease Payments (Operating Leases) [text block table]

Future Minimum Lease Payments Required under the Group’s Operating Leases

in € m.	Dec 31, 2019	Dec 31, 2018
Future minimum rental payments:
Not later than one year	N/A	707
Later than one year and not later than five years	N/A	2,077
Later than five years	N/A	3,480
Total future minimum rental payments	N/A	6,264
Less: Future minimum rentals to be received	N/A	20
Net future minimum rental payments	N/A	6,244